PGIM ETF Trust

655 Broad Street
6th Floor
Newark, New Jersey 07102

December 15, 2023

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:PGIM ETF Trust

Registration Nos. 333-222469 and 811-23324

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on  December 8, 2023.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 862-302-9412.

Very truly yours,
/s/ Debra Rubano

Debra Rubano
Vice President & Corporate Counsel